Convertible Notes - Additional Information (Detail) $ in Thousands			1 Months Ended		2 Months Ended	6 Months Ended				12 Months Ended		16 Months Ended
	Jun. 30, 2021 USD ($) shares	Apr. 30, 2021 shares	May 31, 2021	Oct. 31, 2020 USD ($)	Feb. 28, 2021 USD ($)	Jun. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Oct. 31, 2020 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of convertible debt									$ 42,334
Debt instrument interest rate stated percentage				8.00%			8.00%					8.00%
Debt instrument maturity date				Jan. 29, 2022
Debt issuance costs, net	$ 12,058					$ 12,058			0	$ 4,798	$ 0
Debt Instrument convertible conversion ratio										2.483
Debt conversion converted instrument common stock issued | shares										19,587	17,493
Accrued interest									1,454	$ 5,944	$ 1,454
Interest expense debt										$ 4,490	733
Proceeds from issuance of additional convertible debt							$ 550
Percentage of debt instrument periodic payment terms balloon payment to be paid				5.00%			5.00%					5.00%
Debt instrument convertible conversion basis										one-for-one
2019 and 2020 convertible notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of convertible debt												$ 42,884
Debt instrument interest rate stated percentage				8.00%			8.00%					8.00%
Debt instrument maturity date			Jul. 31, 2022									Jan. 29, 2022
Percentage of principal payment to be paid on maturity date if unconverted				5.00%			5.00%					5.00%
Debt issuance costs, net				$ 392			$ 392					$ 392
Debt Instrument convertible conversion ratio	2.4808
Debt conversion converted instrument common stock issued | shares		20,175,948
2021 convertible notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of convertible debt					$ 20,000
Debt instrument interest rate stated percentage					8.00%
Debt issuance costs, net					$ 62
Debt Instrument convertible conversion ratio	13.6466
Debt conversion converted instrument common stock issued | shares	1,528,640
Debt instrument term					4 years
Convertible notes payable [Member]
Debt Instrument [Line Items]
Accrued interest	$ 8,946					8,946				$ 5,944
Interest expense debt						$ 3,002		$ 2,203
Convertible notes [Member]
Debt Instrument [Line Items]
Debt issuance costs, net									$ 392	$ 0	$ 392
Debt Instrument convertible conversion ratio											2.483